Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	International Growth and Income Fund
Entity Central Index Key	0001439297
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
International Growth and Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class A
Trading Symbol	IGAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 18.34% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing
growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
International Growth and Income Fund — Class A (with sales charge) *	11.53%	9.63%	5.52%
International Growth and Income Fund — Class A (without sales charge) *	18.34%	10.94%	6.14%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class C
Trading Symbol	IGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.65%

Expenses Paid, Amount	$ 179
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 17.44% for
the
year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class C (with sales charge) *	16.44%	10.12%	5.49%
International Growth and Income Fund — Class C (without sales charge) *	17.44%	10.12%	5.49%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and
therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class T
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class T
Trading Symbol	TGAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 18.63% for the year ended June 30, 2025. That result compares with a 17.72%
gain
for the MSCI ACWI (All Country World Index) ex USA.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class T (with sales charge) 2	15.64%	10.66%	7.58%
International Growth and Income Fund — Class T (without sales charge) 2	18.63%	11.22%	7.91%
MSCI ACWI (All Country World Index) ex USA 3	17.72%	10.13%	7.25%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown
is
unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class F-1
Trading Symbol	IGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 18.32% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World
Index
) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class F-1 *	18.32%	10.92%	6.12%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class F-2
Trading Symbol	IGFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 18.67% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (
All
Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class F-2 *	18.67%	11.23%	6.41%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no
expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class F-3
Trading Symbol	IGAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 18.80% for the year ended June 30, 2025. That result compares with a
17.72
% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class F-3 2	18.80%	11.35%	8.32%
MSCI ACWI (All Country World Index) ex USA 3	17.72%	10.13%	7.48%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
MSCI
.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-A
Trading Symbol	CGIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 102	0.93%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 18.29% for the year ended June 30, 2025. That result compares with a 17.72% gain for the
MSCI
ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-A (with sales charge) *	14.15%	10.12%	5.72%
International Growth and Income Fund — Class 529-A (without sales charge) *	18.29%	10.91%	6.10%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets )
International Growth and Income Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-C
Trading Symbol	CIICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 185	1.70%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 17.42% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-C (with sales charge) *	16.42%	10.07%	5.69%
International Growth and Income Fund — Class 529-C (without sales charge) *	17.42%	10.07%	5.69%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets )
International Growth and Income Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-E
Trading Symbol	CGIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 123	1.13%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 18.04% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-E *	18.04%	10.69%	5.88%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When a pplicable
,
results
reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-T
Trading Symbol	TGAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 18.58% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class 529-T (with sales charge)2	15.60%	10.61%	7.53%
International Growth and Income Fund — Class 529-T (without sales charge)2	18.58%	11.17%	7.86%
MSCI ACWI (All Country World Index) ex USA 3	17.72%	10.13%	7.25%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-F-1
Trading Symbol	CGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investmen t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 18.52% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class 529-F-1*	18.52%	11.13%	6.32%
MSCI ACWI (All Country World Index) ex USA†	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
International Growth and Income Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-F-2
Trading Symbol	FGGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 70	0.64%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 18.63% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
International Growth and Income Fund — Class 529-F-2 2	18.63%	11.53%
MSCI ACWI (All Country World Index) ex USA 3	17.72%	9.97%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class 529-F-3
Trading Symbol	FGIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 18.70% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
International Growth and Income Fund — Class 529-F-3 2	18.70%	11.58%
MSCI ACWI (All Country World Index) ex USA 3	17.72%	9.97%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect
fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses.
Investors
cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector ( percent of net assets)
International Growth and Income Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-1
Trading Symbol	RIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 178	1.64%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 17.44% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-1 *	17.44%	10.14%	5.38%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-2
Trading Symbol	RIGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 177	1.63%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 17.48% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-2 *	17.48%	10.14%	5.35%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-2E
Trading Symbol	RIIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 145	1.33%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 17.82% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-2E *	17.82%	10.46%	5.68%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-3
Trading Symbol	RGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 129	1.18%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 17.99% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-3 *	17.99%	10.63%	5.83%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-4
Trading Symbol	RIGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 96	0.88%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 18.36% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-4 *	18.36%	10.97%	6.15%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-5E
Trading Symbol	RIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 74	0.68%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 18.57% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
International Growth and Income Fund — Class R-5E 2	18.57%	11.18%	7.44%
MSCI ACWI (All Country World Index) ex USA 3	17.72%	10.13%	7.11%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-5
Trading Symbol	RIGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 65	0.59%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 18.71% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-5 *	18.71%	11.31%	6.48%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
International Growth and Income Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	International Growth and Income Fund
Class Name	Class R-6
Trading Symbol	RIGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Growth and Income Fund (the "fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 18.78% for the year ended June 30, 2025. That result compares with a 17.72% gain for the MSCI ACWI (All Country World Index) ex USA. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
International stocks advanced in a period marked by erratic trade policy and signs of slowing growth. Europe saw moderate growth driven by resilient domestic demand and easing inflation despite global trade tensions. Germany announced fiscal reforms, including plans to increase spending on defense and infrastructure projects, which are expected to boost the country’s economy and potentially have broader positive implications for Europe. The U.K. showed early signs of recovery, though persistent inflation limited overall momentum. Japan’s growth slowed, hindered by weak consumer spending and declining export demand. Among emerging markets, China’s growth was supported by targeted stimulus and a rebound in exports, while India’s economy remained resilient despite slower growth amid global headwinds.
Overall, most sectors added to the fund’s positive results, with financials and utilities particularly additive. Likewise, holdings in industrials, communication services and consumer staples saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in the eurozone and the United Kingdom contributed positively to absolute returns.
On the contrary, holdings in the health care sector saw negative returns during the period. Also, investments in companies based in European countries outside the eurozone were negative, and Japan holdings detracted from the broader portfolio’s return while remaining positive.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
International Growth and Income Fund — Class R-6 *	18.78%	11.35%	6.53%
MSCI ACWI (All Country World Index) ex USA †	17.72%	10.13%	6.12%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 17,258,000,000
Holdings Count | Holding	290
Advisory Fees Paid, Amount	$ 74,000,000
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 17,258
Total number of portfolio holdings	290
Total advisory fees paid (in millions)	$ 74
Portfolio turnover rate	40%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)